Employee benefits plan	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
13.	Employee benefits plan
Pursuant to the Israeli Severance Pay Law 1963 (the “Israeli Severance Pay Law”), Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Israeli employees of the Company agreed to the terms set forth under Section 14 of the Israeli Severance Pay Law, according to which amounts deposited in severance pay funds by the Company shall be the only severance payments released to the employee upon termination of employment, voluntarily or involuntarily. As a result, no assets or liabilities are recorded in the accompanying consolidated balance sheets, as the Company is legally released from the obligation to employees once the deposit amount has been paid. Such payments are recorded as severance expenses. The severance expenses for the years ended December 31, 2016, 2015 and 2014 amounted to $65 thousand, $131 thousands, and $34 thousands, respectively.

Since 2015, the Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant’s contributions up to 4%. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of operations. Total employer 401(k) contributions for the years ended December 31, 2016 and 2015 were$42 thousands, $11 thousands, respectively.

In June 2016, following a decision to downsize the Company and focus on one product platform, the Subsidiary terminated the employment agreements of certain employees. These employees were entitled to payments upon their involuntary termination. The employee termination process was completed by the end of 2016. During the year ended December 31, 2016, the Subsidiary paid a total of $1,907 thousands, termination related payments to departing employees, of which $145 thousands and $1,762 thousands were recorded as research and development and general and administrative expenses, respectively. In addition, as of December 31, 2016, the Subsidiary accrued a total of $19 thousands related to termination benefits of departing employees, to be paid during 2017.